Severance Indemnities And Pension Plans (Expected Amounts That Will Be Amortized From Accumulated OCI In Next Fiscal Year) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
Mar. 31, 2014
Domestic Subsidiaries, Pension Benefits And SIP [Member]
Expected amounts that will be amortized from accumulated OCI in next fiscal year:
Net actuarial loss	¥ 14,265
Prior service cost	(8,932)
Total	5,333
Foreign Offices And Subsidiaries, Pension Benefits [Member]
Expected amounts that will be amortized from accumulated OCI in next fiscal year:
Net actuarial loss	6,402
Prior service cost	109
Total	6,511
Foreign Offices And Subsidiaries, Other Benefits [Member]
Expected amounts that will be amortized from accumulated OCI in next fiscal year:
Net actuarial loss	117
Prior service cost	(24)
Total	¥ 93